Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Derivative Instrument Designated as Cash Flow Hedges

The fair values of derivative instruments designated as cash flow hedges at March 31, 2023, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets(a)	$14,872	Accrued liabilities	$—
	Other assets, net	9,555
Total derivatives designated as cash flow hedges		$24,427		$—

____________________

(a)Represents the estimated amount of the existing unrealized gains on interest rate swaps at March 31, 2023 (based on the interest rate yield curve at that date), included in AOCIL expected to be reclassified into pre-tax earnings within the next 12 months. The actual amounts reclassified into earnings are dependent on future movements in interest rates.

The fair values of derivative instruments designated as cash flow hedges at December 31, 2022, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$17,906	Accrued liabilities	$—
	Other assets, net	13,901
Total derivatives designated as cash flow hedges		$31,807		$—

The fair values of derivative instruments designated as cash flow hedges as of December 31, 2022, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets(a)	$17,906	Accrued liabilities	$—
	Other assets, net	13,901
Total derivatives designated as cash flow hedges		$31,807		$—
(a)	Represents the estimated amount of the existing unrealized gains on interest rate swaps as of December 31, 2022 (based on the interest rate yield curve at that date), included in AOCIL expected to be reclassified into pre-tax earnings within the next 12 months. The actual amounts reclassified into earnings are dependent on future movements in interest rates.

The fair values of derivative instruments designated as cash flow hedges as of December 31, 2021, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$—	Accrued liabilities	$(18,675)
			Other long-term liabilities	(32,406)
Total derivatives designated as cash flow hedges		$—		$(51,081)

Impact of Cash Flow Hedges on Results of Operations, Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the impact of the Company’s cash flow hedges on the results of operations, comprehensive income (loss) and AOCIL for the three months ended March 31, 2023 and 2022:

Derivatives			Statement of	Amount of (Gain) or Loss Reclassified
Designated as Cash	Amount of Gain or (Loss) Recognized		Net Income	from AOCIL into Earnings,
Flow Hedges	as AOCIL on Derivatives, Net of Tax (a)		Classification	Net of Tax (b)
	Three Months Ended			Three Months Ended
	March 31,			March 31,
	2023	2022		2023	2022
Interest rate swaps	$(2,425)	$32,854	Interest expense	$(2,999)	$3,491

____________________

(a)In accordance with the derivatives and hedging guidance, the changes in fair values of interest rate swaps have been recorded in equity as a component of AOCIL. As the critical terms of the interest rate swaps match the underlying debt being hedged, all unrealized changes in fair value are recorded in AOCIL.
(b)Amounts reclassified from AOCIL into earnings related to realized gains and losses on interest rate swaps are recognized when interest payments or receipts occur related to the swap contracts, which correspond to when interest payments are made on the Company’s hedged debt.

The following table summarizes the impact of the Company’s cash flow hedges on the results of operations, comprehensive income (loss) and AOCIL for the years ended December 31, 2022, 2021 and 2020:

Derivatives				Statement of	Amount of (Gain) or Loss Reclassified
Designated as Cash	Amount of Gain or (Loss) Recognized			Net Income	from AOCIL into Earnings,
Flow Hedges	as AOCIL on Derivatives, Net of Tax (a)			Classification	Net of Tax (b)
	Years Ended December 31,				Years Ended December 31,
	2022	2021	2020		2022	2021	2020
Interest rate swaps	$56,107	$17,116	$(47,528)	Interest expense	$4,815	$14,936	$7,187
(a)

In accordance with the derivatives and hedging guidance, the changes in fair values of interest rate swaps have been recorded in equity as a component of AOCIL. As the critical terms of the interest rate swaps match the underlying debt being hedged, all unrealized changes in fair value are recorded in AOCIL.

(b)

Amounts reclassified from AOCIL into earnings related to realized gains and losses on interest rate swaps are recognized when interest payments or receipts occur related to the swap contracts, which correspond to when interest payments are made on the Company’s hedged debt.

Interest Rate Swap [Member]
Company's Derivative Instruments

At March 31, 2023, the Company’s derivative instruments included four interest rate swap agreements as follows:

		Fixed	Variable
	Notional	Interest	Interest Rate
Date Entered (a)	Amount	Rate Paid (b)	Received	Effective Date	Expiration Date
August 2017	$200,000	2.1230%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8480%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8284%	1-month Term SOFR	November 2022	October 2025
December 2018	$200,000	2.7715%	1-month Term SOFR	November 2022	July 2027

____________________

(a)In October 2022, the Company amended the reference rate in all of its outstanding interest rate swap contracts to replace One-Month LIBOR with One-Month Term SOFR and certain credit spread adjustments. The Company did not record any gains or losses upon the conversion of the reference rates in these interest rate swap contracts, and the Company believes these amendments will not have a material impact on its Condensed Consolidated Financial Statements.
(b)Plus applicable margin.

At December 31, 2022, the Company’s derivative instruments included five interest rate swap agreements as follows:

		Fixed	Variable
	Notional	Interest	Interest Rate		Expiration
Date Entered (b)	Amount	Rate Paid (a)	Received	Effective Date	Date
August 2017	$200,000	2.1230%	1-month Term SOFR	November 2022	October 2025
August 2017	$150,000	1.7720%	1-month Term SOFR	November 2022	February 2023
June 2018	$200,000	2.8480%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8284%	1-month Term SOFR	November 2022	October 2025
December 2018	$200,000	2.7715%	1-month Term SOFR	November 2022	July 2027
(a)	Plus applicable margin.
(b)	In October 2022, the Company amended the reference rate in all of its outstanding interest rate swap contracts to replace One-Month LIBOR with One-Month Term SOFR and certain credit spread adjustments. The Company did not record any gains or losses upon the conversion of the reference rates in these interest rate swap contracts, and the Company believes these amendments will not have a material impact on its Consolidated Financial Statements.